                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year Ended or Quarter Ended: March 31, 2005


Check here is Amendment [ ] Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Highland Capital Management, L.P.
13455 Noel Road Suite 1300
Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:

Name:       James D. Dondero
Title:      President
Phone:      972-628-4100

Signature, Place and Date of Signing:




/s/ James D. Dondero       Dallas, TX                    May 13, 2005
[Signature]                [City, State]                 [Date]


Report Type: (Check only one):

[X] 13F Holdings Report (Check here if all holdings of this reporting managers are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager (s). )

[ ] 13F Combination Report (Check here only if a portion of the holdings for this reporting manager are reported this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
NONE

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers: none

Form 13F Information Table Entry Total: 28

Form 13 F Information Table Value Total:  226,621
                                         (Thousands)


List of Other included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

NONE


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Biolase
 Technology Inc.   COMMON         90911108       2,994       352,200  SH               SOLE                    SOLE
Conseco, Inc.      PREFERRED     208464867      10,600       400,000  SH               SOLE                    SOLE
Domino's Pizza,
 Inc.              COMMON        25754A201         300        16,000  SH               SOLE                    SOLE
Hanger Orthopedic
 Group, Inc.       COMMON        41043F208       2,682       450,800  SH               SOLE                    SOLE
Hospitality
 Properties        COMMON        44106M102       1,211        30,000  SH               SOLE                    SOLE
Hybridon Inc.      COMMON        44860M801          52        88,522  SH               SOLE                    SOLE
James River
 Coal Co.          COMMON        470355207        3383        88,208  SH               SOLE                    SOLE
JC Penney Inc.     COMMON        708160106         260         5,000  SH               SOLE                    SOLE
JC Penney Inc.     CALL          708160906           0        29,378  CALL             SOLE                    SOLE
Krispy Kreme
 Doughnuts Inc.    PUT           501014954         162        80,000  PUT              SOLE                    SOLE
La Quinta
 Corporation       COMMON        50419U202         187        22,000  SH               SOLE                    SOLE
Maytag Corp.       CALL          578592907           6        20,000  CALL             SOLE                    SOLE
MCI Inc.           COMMON        552691107       43325     1,739,971  SH               SOLE                    SOLE
Neighborcare
 Inc               COMMON        64015Y104     144,770     4,949,412  SH               SOLE                    SOLE
Officemax Inc.     COMMON        67622P101       3,668       109,500  SH               SOLE                    SOLE
Pathmark           W EXP
 Stores Inc.       09/10/201     70322A119           3        17,481  SH               SOLE                    SOLE
PSS World
 Medical Inc.      COMMON        69366A100       1,887       166,000  SH               SOLE                    SOLE
Rural/Metro
 Corp.             COMMON        781748108       1,193       225,437  SH               SOLE                    SOLE
Salton Inc.        COMMON        795757103         104        48,000  SH               SOLE                    SOLE
Savvis
 Communications    COMMON        805423100       1,610     2,596,292  SH               SOLE                    SOLE
 Corporation
SBC Communications
 Inc.              PUT           78387G953           5        50,000  PUT              SOLE                    SOLE
Shiloh Industries,
 Inc.              COMMON        824543102        1478       113,250  SH               SOLE                    SOLE
Southwest
 Airlines  Co.     COMMON        844741108         384        27,000  SH               SOLE                    SOLE
Stericycle Inc.    COMMON        858912108         442        10,000  SH               SOLE                    SOLE
Sun Healthcare
 Group Inc.        COMMON        866933401         567        85,570  SH               SOLE                    SOLE
Telewest
 Global Inc.       COMMON        87956T107       1,516        85,212  SH               SOLE                    SOLE
Unitedglobalcom,
 Inc.              COMMON        913247508       1,807       191,044  SH               SOLE                    SOLE
Washington
 Group
 International,
 Inc               COMMON        938862208        2025         45000  SH               SOLE                    SOLE
                                               =======
                                               226,621